CAPITAL STOCK (Details Textuals) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital stock additional details
Preferred stock, authorized	10,000,000		10,000,000
Preferred stock Series A,designated	3,500,000		3,500,000
Preferred stock Series A, par value	$ 0.001		$ 0.001
Preferred stock Series A, Issued	2,022,321		1,924,230
Common stock, par value	$ 0.001		$ 0.001
Common stock, Authorized	200,000,000		200,000,000
Common stock, Issued	22,440,894	130,000	22,440,894
Common stock, per share		$ 0.85